Related Party Transactions - Additional Information (Detail) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 10, 2014	Sep. 03, 2014	Dec. 27, 2012	Apr. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Capital contribution received	$ 55,000,000							$ 32,300,000
Dividend paid to stockholders		$ 50,000,000						50,000,000	$ 60,000,000
Additional expenses incurred for other related-party transactions					$ 600,000	$ 400,000	$ 2,500,000	3,100,000	3,100,000
Accrued expenses and other current liabilities					76,613,000		35,573,000	28,862,000
Non-cash gain on settlement of Merger-related escrow				$ 12,200,000			12,200,000
Prepaid expenses and other current assets					$ 100,000		$ 200,000	300,000
Expected repayment period					1 year		1 year
Amounts due from employees					$ 300,000		$ 300,000	300,000
Vivint [Member]
Related Party Transaction [Line Items]
Accrued expenses and other current liabilities					1,600,000		1,700,000	1,300,000
APX Group, Inc. [Member]
Related Party Transaction [Line Items]
Capital contribution received								32,300,000
Dividend paid to stockholders		$ 50,000,000						50,000,000	60,000,000
Solar [Member]
Related Party Transaction [Line Items]
Sublease and other administrative expenses					1,400,000	1,800,000	7,100,000	8,500,000
Other expenses					$ 900,000		$ 1,900,000	2,100,000
Line of credit, financing receivable, maximum borrowing capacity			$ 20,000,000
Interest on outstanding balance			7.50%
Periodic payment of interest payable due							Payable semi-annually on June 1 and December 1 of each year commencing on June 1, 2013
Blackstone Management Partners L.L.C. [Member]
Related Party Transaction [Line Items]
Payment of annual monitoring fee description					Company agreed to pay an annual monitoring fee equal to the greater of (i) a minimum base fee of $2.7 million, subject to adjustments if the Company engages in a business combination or disposition that is deemed significant and (ii) the amount of the monitoring fee paid in respect of the immediately preceding fiscal year, without regard to any post-fiscal year "true-up" adjustments as determined by the agreement.		Company agreed to pay an annual monitoring fee equal to the greater of (i) a minimum base fee of $2.7 million subject to adjustments if the Company engages in a business combination or disposition that is deemed significant and (ii) the amount of the monitoring fee paid in respect of the immediately preceding fiscal year, without regard to any post-fiscal year "true-up" adjustments as determined by the agreement.
Prepaid expenses and other current assets					$ 2,000,000		$ 3,600,000	$ 3,200,000	$ 2,900,000
Transaction fees paid							20,000,000
Fee paid for support services by BMP to Company							1,500,000
Expenses related to agreement					800,000	700,000
Blackstone Management Partners L.L.C. [Member] | Blackstone Management Partners LLC Support and Services Agreement
Related Party Transaction [Line Items]
Expenses related to agreement					0	$ 0
Maximum advisory fee obligation					1,500,000
Blackstone Management Partners L.L.C. [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Annual monitoring base fee, minimum					$ 2,700,000		$ 2,700,000